                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick                 Minneapolis, Minnesota       10/7/2010
------------------------------------   --------------------------   ------------
[Signature]                                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          26

Form 13F Information Table Value Total:     654,281
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

             COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
             --------           --------      --------  --------          --------      --------   --------        --------
                                                                                                                VOTING AUTHORITY
                                                          Value    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x1000)  PRN AMNT  PRN  CALL  DISCRETION   MANAGER    SOLE   SHARED  NONE
---------------------------  --------------  ---------   -------  --------  ---  ----  ----------   -------  -------  ------  ----
3M Company                        COM        88579Y101    37517     432667   SH           Sole        NONE    432667
Barrick Gold Corp                 COM        067901108    25899     559502   SH           Sole        NONE    559502
Brush Engineered Matls Inc        COM        117421107    28710    1009501   SH           Sole        NONE   1009501
Cemex Sab DE CV               SPON ADR NEW   151290889    21249    2499938   SH           Sole        NONE   2499938
Cenovus                           COM        15135U109    24545     853140   SH           Sole        NONE    853140
Du Pont E I De Nemours & Co       COM        263534109    39140     877190   SH           Sole        NONE    877190
Dynegy Inc Del                    COM        26817G300     5098    1046721   SH           Sole        NONE   1046721
Encana Corp                       COM        292505104    23689     783616   SH           Sole        NONE    783616
Goldcorp Inc New                  COM        380956409    27504     631978   SH           Sole        NONE    631978
Ingersoll-Rand PLC                SHS        G47791101    26850     751904   SH           Sole        NONE    751904
ITT Corp New                      COM        450911102    32697     698212   SH           Sole        NONE    698212
Johnson & Johnson                 COM        478160104    31134     502490   SH           Sole        NONE    502490
Kraft Foods Inc                   CL A       50075N104    33269    1078049   SH           Sole        NONE   1078049
Lindsay Corp                      COM        535555906     5172     119390   SH           Sole        NONE    119390
NCR Corp New                      COM        62886E108    28556    2095082   SH           Sole        NONE   2095082
Newmont Mining Corp               COM        651639106    34028     541758   SH           Sole        NONE    541758
Northstar Rlty Fin Corp           COM        66704R100      112      30000   SH           Sole        NONE     30000
Pall Corp                         COM        696429307    23840     572535   SH           Sole        NONE    572535
Potash Corp Sask Inc              COM        73755L107    19009     131972   SH           Sole        NONE    131972
Pride Intl Inc Del                COM        74153Q102    13328     452861   SH           Sole        NONE    452861
Siemens A G                  SPONSORED ADR   826197501    39423     374034   SH           Sole        NONE    374034
Sony Corp                       ADR NEW      835699307    22037     712719   SH           Sole        NONE    712719
TCF Finl Corp                     COM        872275102    30829    1904183   SH           Sole        NONE   1904183
Terex Corp                        COM        880779103    35158    1533934   SH           Sole        NONE   1533934
Valmont Inds Inc                  COM        920253101    12548     173318   SH           Sole        NONE    173318
Wabtec Corp                       COM        929740108    32940     689259   SH           Sole        NONE    689259